Plan Termination	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Plan Termination

4. PLAN TERMINATION:

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, account balances will remain 100% vested and be distributed in accordance with Plan provisions.